Related party transactions (Tables)	3 Months Ended
Mar. 31, 2025
Related Party [Abstract]
Disclosure of transactions between related parties	The related party is as follows:

Relationship	Company name
Controlling shareholder	DoubleU Games Co., Ltd
The following is a summary of expenses charged by DoubleU Games (in thousands):

	Three months ended March 31,
	2025	2024
Royalty expense	$446	$619
Other expense	1,793	1,125
Amounts due to DoubleU Games are as follows (in thousands):

	March 31, 2025	December 31, 2024
Accounts payable and accrued expenses	$1,898	$1,958
Other receivables	3	3
Borrowing transaction details to DoubleU Games are as follows (in thousands):

	March 31, 2025	December 31, 2024
4.6% Senior notes with related party	$34,095	$34,014
Accrued interest on 4.6% Senior Notes with related party	1,325	936
Lease transaction details to DoubleU Games, are as follows (in thousands):

	March 31, 2025	December 31, 2024
Right-of-use assets	$2,094	$2,238
Lease liabilities	2,198	2,335

	Three months ended March 31,
	2025	2024
Payments	$169	$323
Interest expenses	25	81